Location and Fair Values of Derivative Instruments Not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Forward, USD $)
In Millions, unless otherwise specified
Jun. 30, 2013
Derivatives, Fair Value [Line Items]
Total foreign currency forward-exchange contracts	$ 3
Other Current Assets
Derivatives, Fair Value [Line Items]
Foreign currency forward-exchange contracts	4
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Foreign currency forward-exchange contracts	$ (1)